Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

9. Goodwill

The following table presents changes to goodwill for the three months ended March 31, 2020 and 2019.

Total
Balance at December 31, 2019	$389,660,519
Acquisitions	15,461,331
Dispositions	—
Impairment Loss	—
Measurement period adjustment	6,580,549

Balance at March 31, 2020	$411,702,399

Balance as of December 31, 2018 (Predecessor)	$119,529,202
Acquisitions	—
Dispositions	—
Impairment Loss	—
Measurement period adjustment	—

Balance as of March 31, 2019 (Predecessor)	$119,529,202

The Company has only one operating segment and, based on the criteria outlined in ASC 350, Intangibles — Goodwill and Other (“ASC 350”), only one reporting unit that needs to be tested for goodwill impairment. Accordingly, goodwill was reviewed for impairment at the consolidated entity level. Based on the qualitative factors described in ASC 350, the Company concluded that goodwill was not impaired as of March 31, 2020.

9. Goodwill

The following table presents changes to goodwill for the years ended December 31, 2019 and 2018:

Total
Balance as of December 31, 2017	$119,529,202
Acquisitions	—
Dispositions	—
Impairment Loss	—

Balance as of December 31, 2018 (Predecessor)	$119,529,202

Balance as of July 11, 2019	$339,911,399
Acquisitions	49,749,119
Dispositions	—
Impairment Loss	—

Balance as of December 31, 2019 (Successor)	$389,660,519